UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-07528
______________________________________________

Insured Municipal Income Fund Inc.
______________________________________________________________________________
(Exact name of registrant as specified in charter)

51 West 52nd Street, New York, New York 10019-6114
______________________________________________________________________________
(Address of principal executive offices) (Zip code)

Mark F. Kemper, Esq. UBS Global Asset Management 51 West 52nd Street New York, NY 10019-6114
(Name and address of agent for service)

Copy to:
Jack W. Murphy, Esq. Dechert LLP 1775 I Street, N.W. Washington, DC 20006-2401

Registrant’s telephone number, including area code: 212-882 5000

Date of fiscal year end: March 31

Date of reporting period: December 31, 2006

Item 1. Schedule of Investments

Insured Municipal Income Fund Inc.
Schedule of investments—December 31, 2006 (unaudited)

Principal
amount		Moody’s	S&P	Maturity	Interest
(000) ($)		rating	rating	dates	rates (%)	Value ($)

Long-term municipal bonds—163.52%

California — 50.16%
3,000	California State Department of Water Resources Revenue-Central Valley Project-Series AC (MBIA Insured)	Aaa	AAA	12/01/27	5.000	3,176,820

4,000	California State General Obligation	A1	A+	02/01/33	5.000	4,174,360

30	California State General Obligation (FGIC Insured)	Aaa	AAA	11/01/12	7.000	30,335

7,000	California State General Obligation Refunding-Series 2	A1	A+	09/01/27	5.000	7,405,860

3,305	Chino Valley Unified School District-Series A (FSA Insured)	Aaa	AAA	08/01/26	5.000	3,484,858

4,400	Inglewood Unified School District-1998 Election-Series C (FSA Insured)	Aaa	AAA	10/01/28	5.000	4,644,640

2,000	Long Beach Finance Authority Lease Revenue-Aquarium of the South Pacific (AMBAC Insured)	Aaa	AAA	11/01/15	5.500	2,165,420

5,000	Long Beach Harbor Revenue Refunding-Series A (FGIC Insured)[1]	Aaa	AAA	05/15/13	6.000	5,597,450

5,000	Los Angeles Community College District Refunding-Election 2001-Series A (FSA Insured)	Aaa	AAA	08/01/25	5.000	5,334,050

9,000	Los Angeles Community College District Refunding-Election 2001-Series A (FSA Insured)	Aaa	AAA	06/01/26	5.000	9,587,790

8,475	Los Angeles County Sanitation Districts Financing Authority Revenue-Capital Projects-Series A (FSA Insured)	Aaa	AAA	10/01/20	5.000	9,091,133

3,000	Los Angeles Unified School District-Series A (FSA Insured)	Aaa	AAA	07/01/20	5.250	3,288,450

11,625	Los Angeles Wastewater System Revenue Refunding-Subseries A (MBIA Insured)	Aaa	AAA	06/01/26	5.000	12,243,683

5,000	Los Angeles Water & Power Revenue-Power System-Series A, Subseries A-2 (MBIA-IBC Insured)	Aaa	AAA	07/01/30	5.000	5,269,250

6,000	Los Angeles Water & Power Revenue-Power System-Series B (FSA Insured)	Aaa	AAA	07/01/25	5.000	6,358,320

15,000	Manteca Financing Authority Water Revenue-Series A (MBIA Insured)	Aaa	AAA	07/01/33	4.750	15,430,950

10,000	Metropolitan Water District of Southern California Waterworks Revenue-Series A (FSA Insured)	Aaa	AAA	07/01/35	5.000	10,626,000

7,160	Oxnard Financing Authority Wastewater Revenue-Redwood Trunk Sewer & Headworks-Series A (FGIC Insured)	Aaa	AAA	06/01/34	5.250	7,699,148

10,000	Sacramento County Sanitation District Financing Authority Revenue Refunding (AMBAC Insured)	Aaa	AAA	12/01/27	5.000	10,413,700

7,000	Sacramento Municipal Utility District Electric Revenue-Municipal Utility District-Series R (MBIA Insured)	Aaa	AAA	08/15/19	5.000	7,500,500

5,000	Sacramento Municipal Utility District Electric Revenue-Municipal Utility District-Series R (MBIA Insured)	Aaa	AAA	08/15/33	5.000	5,255,650

Insured Municipal Income Fund Inc.
Schedule of investments—December 31, 2006 (unaudited)

Principal
amount		Moody’s	S&P	Maturity	Interest
(000) ($)		rating	rating	dates	rates (%)	Value ($)

Long-term municipal bonds—(continued)

California—(concluded)
4,000	San Francisco City & County Airports Commission International Airport Revenue Refunding-Second Series 27B (FGIC Insured)	Aaa	AAA	05/01/15	5.250	4,242,920

7,910	San Jose Libraries, Parks & Public Safety Project (MBIA Insured)	Aaa	AAA	09/01/27	5.000	8,330,891

3,825	Walnut Energy Center Authority Revenue-Series A (AMBAC Insured)	Aaa	AAA	01/01/34	5.000	4,004,316

						155,356,494

District of Columbia — 4.05%
4,000	District of Columbia Hospital Revenue Refunding-Medlantic Healthcare-Series A (Escrowed to Maturity) (MBIA Insured)	Aaa	AAA	08/15/14	5.750	4,086,400

6,000	District of Columbia Water & Sewer Authority Public Utility Revenue-Subordinate Lien Revenue (FGIC Insured)	Aaa	AAA	10/01/33	5.000	6,272,220

2,000	Metropolitan Washington, D.C. Airport Authority Airport System Revenue-Series A (MBIA Insured)[1]	Aaa	AAA	10/01/16	5.250	2,181,780

						12,540,400

Florida — 12.28%
8,000	Florida State Board of Education-Capital Outlay-Series E (FGIC Insured)	Aaa	AAA	06/01/24	5.000	8,402,160

10,220	Florida State Board of Education-Public Education-Series A (FSA Insured)	Aaa	AAA	06/01/27	5.000	10,763,908

1,060	Hillsborough County Port District Revenue-Tampa Port Authority Project-Series A (MBIA Insured)[1]	Aaa	AAA	06/01/16	5.750	1,160,848

1,115	Hillsborough County Port District Revenue-Tampa Port Authority Project-Series A (MBIA Insured)[1]	Aaa	AAA	06/01/17	5.750	1,221,081

1,175	Hillsborough County Port District Revenue-Tampa Port Authority Project-Series A (MBIA Insured)[1]	Aaa	AAA	06/01/18	5.750	1,286,790

1,240	Hillsborough County Port District Revenue-Tampa Port Authority Project-Series A (MBIA Insured)[1]	Aaa	AAA	06/01/19	5.750	1,357,974

10,000	Miami-Dade County Aviation Revenue Refunding-Miami International Airport-Series B (XLCA Insured)[1]	Aaa	AAA	10/01/18	5.000	10,587,900

3,000	Miami-Dade County Expressway Authority Toll System Revenue-Series B (FGIC Insured)	Aaa	AAA	07/01/26	5.250	3,259,290

						38,039,951

Georgia — 9.10%
11,545	Atlanta Airport Revenue Refunding-Series D (FGIC Insured)[1]	Aaa	AAA	01/01/15	5.250	12,397,252

1,015	Columbus Building Authority Lease Revenue-Series A (FGIC Insured)	Aaa	AAA	01/01/16	5.250	1,112,430

5,000	George L Smith II World Congress Center Authority Revenue Refunding-Domed Stadium Project (MBIA Insured)[1]	Aaa	AAA	07/01/14	5.750	5,333,850

Insured Municipal Income Fund Inc.
Schedule of investments—December 31, 2006 (unaudited)

Principal
amount		Moody’s	S&P	Maturity	Interest
(000) ($)		rating	rating	dates	rates (%)	Value ($)

Long-term municipal bonds—(continued)

Georgia—(concluded)
15	Georgia Municipal Electric Authority Power Revenue-Series Y (Escrowed to Maturity) (MBIA-IBC Insured)	Aaa	AAA	01/01/10	10.000	17,646

4,515	Georgia Municipal Electric Authority Power Revenue-Unrefunded Balance-Series Y (FSA-CR Insured)[2]	Aaa	AAA	01/01/10	10.000	5,308,646

3,410	Georgia Municipal Electric Authority Power Revenue-Unrefunded Balance-Series Y (MBIA-IBC Insured)	Aaa	AAA	01/01/10	10.000	4,009,410

						28,179,234

Illinois — 3.73%
1,500	Chicago General Obligation-Series A (FSA Insured)	Aaa	AAA	01/01/25	5.000	1,579,620

2,000	Chicago General Obligation-Series A (FSA Insured)	Aaa	AAA	01/01/26	5.000	2,103,660

4,500	Illinois Health Facilities Authority Revenue-Franciscan Sisters Health Care-Series C (Escrowed to Maturity) (MBIA Insured)	Aaa	AAA	09/01/18	5.750	5,066,370

2,395	Metropolitan Pier & Exposition Authority Dedicated State Tax-Series A-2002 (Pre-refunded with US Government Securities to 06/15/19 @ 100) (FGIC Insured)	Aaa	AAA	12/15/23	5.500	2,808,233

						11,557,883

Indiana — 3.72%
5,000	Indiana Health & Educational Facilities Financing Authority Hospital Revenue Refunding-Clarian Health Obligation Group-Series B	A2	A+	02/15/30	5.000	5,162,500

5,000	Indianapolis Airport Authority Revenue Refunding-Special Facilities-Fed Ex Corp. Project (Federal Express Co. Insured)[1]	Baa2	BBB	01/15/17	5.100	5,280,750

1,000	Indiana University Revenues-Student Fee-Series O (FGIC Insured)	Aaa	AAA	08/01/18	5.250	1,079,550

						11,522,800

Maine — 1.56%
4,785	Maine Health & Higher Educational Facilities Authority Revenue-Series A (Escrowed to Maturity) (FSA Insured)	NR	AAA	07/01/23	5.500	4,825,864

Michigan — 3.92%
5,525	Michigan State Hospital Finance Authority Revenue Refunding-Trinity Health Credit Group-Series D	Aa3	AA–	08/15/25	5.000	5,809,206

6,000	Michigan State Hospital Finance Authority Revenue-Trinity Health Credit Group-Series A	Aa2	AA–	12/01/26	5.000	6,346,080

						12,155,286

Minnesota — 1.73%

5,000	Minneapolis & St. Paul Metropolitan Airport Commission Airport Revenue-Series B (FGIC Insured)[1]	Aaa	AAA	01/01/19	6.000	5,344,000

Insured Municipal Income Fund Inc.
Schedule of investments—December 31, 2006 (unaudited)

Principal
amount		Moody’s	S&P	Maturity	Interest
(000) ($)		rating	rating	dates	rates (%)	Value ($)

Long-term municipal bonds—(continued)

Missouri — 1.65%
1,740	St. Louis Airport Revenue-Capital Improvement Program-Series A (MBIA Insured)	Aaa	AAA	07/01/15	5.375	1,867,385

2,035	St. Louis Airport Revenue-Capital Improvement Program-Series A (MBIA Insured)	Aaa	AAA	07/01/16	5.375	2,179,831

1,000	St. Louis Airport Revenue-Capital Improvement Program-Series A (MBIA Insured)	Aaa	AAA	07/01/18	5.375	1,071,420

						5,118,636

Nevada — 2.05%
1,800	Clark County-Bond Bank (Pre-refunded with State & Local Government Securities to 12/01/12 @ 100) (MBIA Insured)	Aaa	AAA	06/01/32	5.000	1,927,332

4,200	Clark County-Bond Bank-Unrefunded Balance (MBIA Insured)	Aaa	AAA	06/01/32	5.000	4,414,872

						6,342,204

New Jersey — 4.67%
3,150	New Jersey Economic Development Authority Revenue-Cigarette Tax (FGIC Insured)	Aaa	AAA	06/15/09	5.000	3,248,438

10,000	New Jersey Transportation Trust Fund Authority-Transportation System-Series A	A1	AA–	12/15/20	5.250	11,201,800

						14,450,238

New Mexico — 2.85%
4,130	University of New Mexico Revenues-Hospital Mortgage (FSA-FHA Insured)	Aaa	AAA	01/01/23	5.000	4,365,327

4,230	University of New Mexico Revenues-Hospital Mortgage (FSA-FHA Insured)	Aaa	AAA	07/01/23	5.000	4,471,026

						8,836,353

New York — 22.00%
5,000	Hudson Yards Infrastructure Corp. Revenue-Series A (FGIC Insured)	Aaa	AAA	02/15/47	5.000	5,318,050

1,360	Long Island Power Authority Electric System Revenue- Series A-Unrefunded Balance (FSA Insured)	Aaa	AAA	12/01/22	5.125	1,403,112

5,650	Metropolitan Transportation Authority Dedicated Tax Fund- Series A (FSA Insured)	Aaa	AAA	11/15/24	5.250	6,080,756

6,000	New York City General Obligation-Series O	A1	AA–	06/01/24	5.000	6,324,300

4,615	New York City General Obligation-Subseries F-1	A1	AA–	09/01/25	5.000	4,873,901

1,710	New York City Industrial Development Agency Special Facilities Revenue-Terminal One Group Association Project[1]	A3	BBB+	01/01/07	5.000	1,710,103

5,000	New York City Industrial Development Agency Special Facilities Revenue-Terminal One Group Association Project[1]	A3	BBB+	01/01/15	5.500	5,434,500

6,685	New York City Industrial Development Agency Special Facilities Revenue-Terminal One Group Association Project[1]	A3	BBB+	01/01/16	5.500	7,304,833

Insured Municipal Income Fund Inc.
Schedule of investments—December 31, 2006 (unaudited)

Principal
amount		Moody’s	S&P	Maturity	Interest
(000) ($)		rating	rating	dates	rates (%)	Value ($)

Long-term municipal bonds—(continued)

New York—(concluded)
2,750	New York City Industrial Development Agency Special Facilities Revenue-Terminal One Group Association Project[1]	A3	BBB+	01/01/18	5.500[3]	2,985,703

7,000	New York City Municipal Water Finance Authority Water & Sewer System Revenue-Series C (MBIA Insured)	Aaa	AAA	06/15/26	5.000	7,451,640

10,080	New York City Municipal Water Finance Authority Water & Sewer System Revenue-Series C (MBIA Insured)	Aaa	AAA	06/15/27	5.000	10,708,085

3,000	New York State Dormitory Authority Revenues-Memorial Sloan Kettering Center-Series 1 (MBIA Insured)	Aaa	AAA	07/01/16	5.000	3,193,320

5,000	Triborough Bridge & Tunnel Authority Revenues-Subordinate Bonds (AMBAC Insured)	Aaa	AAA	11/15/26	5.125	5,338,200

						68,126,503

North Carolina — 0.86%
2,500	North Carolina Eastern Municipal Power Agency Power System Revenue Refunding-Series A	Baa2	BBB	01/01/12	5.500	2,675,600

Ohio — 1.70%
5,000	Cleveland Airport System Revenue-Series A (FSA Insured)	Aaa	AAA	01/01/14	5.250	5,270,600

Pennsylvania — 5.30%
15,390	Allegheny County Sanitation Authority Sewer Revenue Refunding-Series A (MBIA Insured)	Aaa	AAA	12/01/23	5.000	16,427,594

Puerto Rico — 6.05%
17,625	University of Puerto Rico University Revenues Refunding System-Series P	Baa2	BBB	06/01/21	5.000	18,726,386

South Carolina — 10.89%
2,500	Medical University of South Carolina Hospital Authority Hospital Facilities Revenue Refunding-Series A (MBIA-FHA Insured)	Aaa	AAA	02/15/25	5.250	2,683,175

1,000	Myrtle Beach Water & Sewer Revenue System Refunding (FGIC Insured)	Aaa	AAA	03/01/15	5.375	1,092,770

20,000	South Carolina Public Service Authority Revenue-Santee Cooper-Series A (MBIA Insured)	Aaa	AAA	01/01/25	5.000	21,359,600

8,180	South Carolina Transportation Infrastructure Bank Revenue-Series A	Aaa	NR	10/01/33	5.000	8,587,773

						33,723,318

Texas — 12.46%
5,170	Fort Bend Independent School District Refunding-Series A (PSF-GTD)	NR	AAA	08/15/26	5.250	5,608,674

13,500	Houston Utility System Revenue Refunding-First Lien-Series A (FGIC Insured)	Aaa	AAA	05/15/23	5.250	14,613,075

5,665	Houston Utility System Revenue Refunding-First Lien-Series A (MBIA Insured)	Aaa	AAA	05/15/25	5.250	6,132,079

2,000	Jefferson County General Obligation Refunding (FGIC Insured)	Aaa	AAA	08/01/20	5.250	2,139,520

Insured Municipal Income Fund Inc.
Schedule of investments—December 31, 2006 (unaudited)

Principal
amount		Moody’s	S&P	Maturity	Interest
(000) ($)		rating	rating	dates	rates (%)	Value ($)

Long-term municipal bonds—(concluded)

Texas—(concluded)
720	San Antonio Water Revenue (Pre-refunded with US Government Securities to 05/15/07 @ 100) (MBIA Insured)	Aaa	AAA	05/15/16	6.000	801,166

9,000	Wylie Independent School District Refunding (PSF-GTD)	Aaa	AAA	08/15/30	5.000	9,311,040

						38,605,554

Washington — 2.39%
2,220	Cowlitz County School District No. 458 Kelso (FSA Insured)	Aaa	NR	12/01/15	5.750	2,437,782

1,000	Cowlitz County School District No. 458 Kelso (FSA Insured)	Aaa	NR	12/01/18	5.750	1,093,680

1,500	King County Public Hospital District No. 2 Refunding-Evergreen Healthcare (MBIA Insured)	Aaa	AAA	12/01/18	5.000	1,619,385

2,095	King County Public Hospital District No. 2 Refunding-Evergreen Healthcare (MBIA Insured)	Aaa	AAA	12/01/19	5.000	2,252,858

						7,403,705

Wisconsin — 0.40%
1,105	Ladysmith-Hawkins School District Refunding (FGIC Insured)	Aaa	NR	04/01/20	5.500	1,240,274

Total long-term municipal bonds (cost—$498,229,231)						506,468,877

Short-term municipal notes[4]—2.09%

Alaska — 0.10%
300	North Slope Boro Exempt Facility Industrial Revenue-BP Exploration Project[1]	VMIG-1	A-1+	01/02/07	4.020	300,000

Georgia — 0.13%
415	Sunshine State Governmental Financing Commission Revenue (AMBAC Insured)	VMIG-1	NR	01/02/07	3.970	415,000

Illinois — 0.28%
850	Chicago Midway Airport Revenue-Second Lien-Series B (MBIA Insured)[1]	VMIG-1	A-1+	01/02/07	4.040	850,000

Kentucky — 1.58%
4,900	Lexington-Fayette Urban County Airport Corp. Revenue-1st Mortgage-Series A (MBIA Insured)[1]	VMIG-1	NR	01/02/07	4.090	4,900,000

Total short-term municipal notes (cost—$6,465,000)						6,465,000

Total investments (cost—$504,694,231)[5],[6] — 165.61%						512,933,877

Other assets in excess of liabilities — 2.19%						6,793,310

Liquidation value of auction preferred shares — (67.80)%						(210,000,000)

Net assets applicable to common shareholders — 100.00%						309,727,187

1	Security subject to Alternative Minimum Tax.

2	Partial amount pledged as collateral for futures transactions.

3	Floating rate security. The interest rate shown is the current rate as of December 31, 2006.

4	Variable rate demand notes are payable on demand. The maturity dates shown are the next interest rate reset dates. The interest rates shown are the current rates as of December 31, 2006.

Insured Municipal Income Fund Inc.
Schedule of investments—December 31, 2006 (unaudited)

5	Cost of investments shown approximates cost for federal income tax purposes. Gross unrealized appreciation of investments and gross unrealized depreciation of investments at December 31, 2006 were $8,902,365 and $662,719, respectively, resulting in net unrealized appreciation of investments of $8,239,646.

6	The Fund calculates its net asset value based on the current market value, where available, for its portfolio securities. The Fund normally obtains market values for its securities from independent pricing sources and broker-dealers. Independent pricing sources may use last reported sale prices, current market quotations or valuations from computerized “matrix” systems that derive values based on comparable securities. A matrix system incorporates parameters such as security quality, maturity and coupon, and/or research and evaluations by its staff, including review of broker-dealer market price quotations, if available, in determining the valuation of the portfolio securities. If a market value is not available from an independent pricing source for a particular security, that security is valued at fair value as determined in good faith by or under the direction of the Fund’s Board of Directors (the “Board”). Various factors may be reviewed in order to make a good faith determination of a security’s fair value. These factors may include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; and changes in overall market conditions. If events occur that materially affect the value of securities (particularly non-US securities) between the close of trading in those securities and the close of regular trading on the New York Stock Exchange, the securities are fair valued. The amortized cost method of valuation, which approximates market value, generally is used to value short-term debt instruments with sixty days or less remaining to maturity, unless the Board or its delegate determines that this does not represent fair value. Securities traded in the over-the-counter (“OTC”) market are valued at the last bid price available on the valuation date prior to valuation.

AMBAC	American Municipal Bond Assurance Corporation

BP	British Petroleum

CR	Custodial Receipts

FGIC	Financial Guaranty Insurance Company

FHA	Federal Housing Authority

FSA	Financial Security Assurance

GTD	Guaranteed

IBC	Insured Bond Certificate

MBIA	Municipal Bond Investors Assurance

NR	Not Rated

PSF	Permanent School Fund

XLCA	XL Capital Assurance

Futures contracts

Number of		Expiration		Current	Unrealized
contracts	Sale contracts	dates	Proceeds	value	appreciation

215	US Treasury Bond 20 Year Futures	March 2007	$24,593,178	$23,959,062	$634,116

110	US Treasury Note 10 Year Futures	March 2007	12,011,071	11,821,563	189,508

					$823,624

For more information regarding the Fund’s other significant accounting policies, please refer to the Fund’s semiannual report to shareholders dated September 30, 2006.

Item 2. Controls and Procedures.

(a)
The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (“Investment Company Act”)) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)
The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)	Certifications of principal executive officer and principal financial officer of registrant pursuant to Rule 30a-2(a) under the Investment Company Act is attached hereto as Exhibit EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Insured Municipal Income Fund Inc.

By:	/s/ Kai R. Sotorp
Kai R. Sotorp
President

Date:	March 1, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kai R. Sotorp
Kai R. Sotorp
President

Date:	March 1, 2007

By:	/s/ Thomas Disbrow
Thomas Disbrow
Vice President and Treasurer

Date:	March 1, 2007